Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk [member] - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Forward agreements to purchase USD (MXN/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(13.00%)	(12.00%)	(17.00%)
Effect on Equity	$ (365)	$ (602)	$ (916)
Forward agreements to purchase USD (BRL/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(16.00%)	(14.00%)	(18.00%)
Effect on Equity	$ (413)	$ (234)	$ (203)
Forward agreements to purchase USD (COP/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(12.00%)	(9.00%)	(18.00%)
Effect on Equity	$ (2)	$ (73)	$ (255)
Forward agreements to purchase USD (ARS/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(27.00%)	(10.00%)
Effect on Equity	$ (522)	$ (29)
Forward agreements to purchase USD (UYU/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(8.00%)
Effect on Equity	$ (46)
Cross currency swaps (USD into MXN) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(13.00%)	(12.00%)	(17.00%)
Effect on Equity	$ (3,130)	$ (3,540)	$ (3,687)
Profit and loss effect			$ (1,790)
Cross currency swaps (USD into BRL) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(16.00%)	(14.00%)	(18.00%)
Effect on Equity	$ (9,068)	$ (7,483)	$ (9,559)
Sugar price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on sugar Price	(30.00%)	(30.00%)	(33.00%)
Effect on equity	$ (341)	$ (32)	$ (310)
Profit and loss effect	$ 0	$ 0	$ 0
Aluminum price contracts [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in Aluminum price	(22.00%)		(16.00%)
Effect on Equity	$ (55)		$ (13)
Effect on Profit or Loss	$ 0		$ 0
Options to purchase foreign currency (MXN/USD) [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in U.S. $ Rate	(13.00%)	(12.00%)
Effect on Equity	$ (303)	$ (24)
Interest rate swaps float into fix rates [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in BRL Rates	(1.00%)	(1.00%)
Effect on Equity	$ (1,976)	$ (234)